As filed with the Securities and Exchange Commission on August 28, 2006
Securities Act File No. 33-50476 Investment Company Act File No. 811-7064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 24 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 24 (Check appropriate box or boxes)	|X|

The Target Portfolio Trust (Exact Name of Registrant as Specified in Charter)

Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Address of Principal Executive Offices)
(973) 802-6469 (Registrant’s telephone number, including Area Code)

Deborah A. Docs, Secretary Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Name and Address of Agent for Service)
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
| X |	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.001 per share.

This Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 33-50476) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated August 28, 2006, to the Registrant’s current Prospectus and Statement of Additional Information, dated April 28, 2006, and (3) Part C of the Registration Statement (including signature page and exhibits). Parts A and B to the Registration Statement, each dated April 28, 2006, were previously filed on April 28, 2006, in connection with Post-Effective Amendment No. 21 to the Registration Statement in or hereby incorporated by reference.

This Post-Effective Amendment No. 24 to the Registration Statement is being filed to: (1) add disclosure to the Registrant’s Prospectus and Statement of Additional Information relating to the Registrant’s newly created Class R shares for the following Portfolios: Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, and Total Return Bond Portfolio; and (2) file certain exhibits to the Registration Statement relating to such Class R shares of the Portfolios.

Large Capitalization Growth Portfolio

Large Capitalization Value Portfolio

Small Capitalization Growth Portfolio

Small Capitalization Value Portfolio

International Equity Portfolio

and

Total Return Bond Portfolio,

each a series of

The Target Portfolio Trust®

AMENDMENT DATED AUGUST 28, 2006

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED APRIL 28, 2006

Effective on or about August 28, 2006, the following portfolios of The Target Portfolio Trust (the Trust) began offering Class R shares: Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, and Total Return Bond Portfolio (each a Portfolio). The Trust currently does not offer Class R shares for the other portfolios of the Trust.

This Amendment is intended for use only in connection with the offering of Class R shares of the Portfolios, which are offered for sale exclusively to a limited group of investors. The Prospectus and Statement of Additional Information for the Class R shares consists of this Amendment to the Trust’s Prospectus and Statement of Additional Information and the Trust’s Prospectus and Statement of Additional Information dated April 28, 2006 (each of which is incorporated herein by reference). This Amendment describes the features of the Portfolios’ Class R shares. For information about the Trust or a specific Portfolio, you should refer to the Prospectus and Statement of Additional Information dated April 28, 2006 except where specific information is provided in this Amendment, in which case the disclosure provided in this Amendment is controlling.

All disclosure relating to the TARGET Program or the TARGET Program Fee contained in the Trust’s Prospectus and Statement of Additional Information, dated April 28, 2006, does not apply to the Class R shares.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The following summarizes the investment objectives, principal strategies and principal risks of the Portfolios. For more information on the risks associated with the Portfolios, see "Principal Risks" below. While we make every effort to achieve the investment objective for each Portfolio, we can't guarantee success.

In cases where a Portfolio's name connotes a particular type of investment, the Portfolio generally has a non-fundamental policy of investing a certain percentage of its "investable assets" in that type of investment. The term "investable assets" refers to a Portfolio's net assets plus any borrowings for investment purposes. A Portfolio's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Each such Portfolio will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing a certain percentage of its investable assets in the type of investment suggested by its name.

Large Capitalization Growth Portfolio (Large Cap Growth Portfolio)

The Portfolio's investment objective is long-term capital appreciation. This means that we seek investments that will increase in value. To achieve our investment objective, we purchase stocks of large companies we believe will experience earnings growth at a rate faster than that of the Standard Poor's 500® Composite Stock Price Index (S&P500). We normally invest at least 80% of the Portfolio's investable assets in common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of March 31, 2006, the Russell 1000 Index market capitalization range was from approximately $688 million to $387 billion. Market capitalization is measured at the time of purchase.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

Principal Risks:

•	Equity Market Risk - the risk that the price of a particular stock owned by a Portfolio could go down.
•	Style Risk - the risk that a particular style may be out of favor for a period of time.
•	Foreign Market Risk – the risks incurred because foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.
•	Currency Risk - changes in currency exchange rates may affect the value of foreign securities.
•	Political Developments - political developments may adversely affect the value of a Portfolio's foreign securities.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.

Large Capitalization Value Portfolio (Large Cap Value Portfolio)

The Portfolio's investment objective is total return consisting of capital appreciation and dividend income. This means that we seek investments that will increase in value as well as pay the Portfolio dividends. To achieve our objective, we invest in large company stocks that we believe are undervalued, and have an above-average potential to increase in price, given the company's sales, earnings, book value, and cash flow. We normally invest at least 80% of the Portfolio's investable assets in common stocks and securities convertible into common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of March 31, 2006, the Russell 1000 Index market capitalization range was from approximately $688 million to $387 billion. Market capitalization is measured at the time of purchase.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

Principal Risks:

•	Equity Market Risk - the risk that the price of a particular stock owned by a Portfolio could go down.
•	Style Risk - the risk that a particular style may be out of favor for a period of time.
•	Foreign Market Risk – the risks incurred because foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.
•	Currency Risk - changes in currency exchange rates may affect the value of foreign securities.
•	Political Developments - political developments may adversely affect the value of a Portfolio's foreign securities.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.

Small Capitalization Growth Portfolio (Small Cap Growth Portfolio)

The Portfolio's investment objective is maximum capital appreciation. This means that we seek investments that will increase in value. To achieve our objective, we invest in the stocks of small companies that we believe will experience earnings growth at a rate faster than that of the U.S. economy in general. We normally invest at least 80% of the Portfolio's investable assets in common stocks of companies with a total market capitalization of less than $2.5 billion (measured at the time of purchase). Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Principal Risks:

•	Equity Market Risk - the risk that the price of a particular stock owned by a Portfolio could go down.
•	Style Risk - the risk that a particular style may be out of favor for a period of time.

•	Small Company Risk - stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.

Small Capitalization Value Portfolio (Small Cap Value Portfolio)

The Portfolio's investment objective is above-average capital appreciation. This means that we seek investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. We normally invest at least 80% of the Portfolio's investable assets in common stocks of companies with a total market capitalization of less than $2.5 billion (measured at the time of purchase). Effective as of June 30, 2006, small companies will be defined as companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of March 31, 2006, the Russell 2000 Value Index market capitalization range was from approximately $29 million to $1.25 billion. Because the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

Principal Risks:

•	Equity Market Risk - the risk that the price of a particular stock owned by a Portfolio could go down.
•	Style Risk - the risk that a particular style may be out of favor for a period of time.
•	Small Company Risk - stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.

International Equity Portfolio

The Portfolio's investment objective is capital appreciation. This means that we seek investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. We normally invest at least 80% of the Portfolio's investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Portfolio will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Portfolio normally will be denominated in foreign currencies, including the euro - a multinational currency unit. The Portfolio may invest in large-, mid- or small-capitalization companies. To the extent the Portfolio invests in small capitalization companies, the risk is greater than with larger companies because shares of small companies tend to be less liquid and more volatile than those of large companies.

The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates - usually issued by a bank or trust company - that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

Principal Risks:

•	Equity Market Risk - the risk that the price of a particular stock owned by a Portfolio could go down.
•	Style Risk - the risk that a particular style may be out of favor for a period of time.
•	Small Company Risk - stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.
•	Foreign Market Risk – the risks incurred because foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.
•	Currency Risk - changes in currency exchange rates may affect the value of foreign securities.
•	Political Developments - political developments may adversely affect the value of a Portfolio's foreign securities.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.

Total Return Bond Portfolio

The Portfolio's investment objective is total return consisting of current income and capital appreciation. This means that we seek investments that will pay income as well as increase in value. To achieve this objective, we normally invest at least 80% of investable assets in "investment grade" debt obligations issued or guaranteed by the U.S. Government and its agencies, or issued by U.S. companies, foreign companies and foreign governments and their agencies and unrated debt obligations that we believe are comparable in quality. The Portfolio can invest up to 30% of its total assets in foreign currency-denominated debt obligations. "Investment grade" debt obligations are rated at least BBB by Standard & Poor's Ratings Group (S&P), Baa by Moody's Investors Service (Moody's), or the equivalent by another major rating service. Debt obligations in which the Portfolio may invest include structured notes.

The Portfolio invests in mortgage-related securities issued or guaranteed by U.S. Government entities including securities issued by the Federal National Mortgage Association (FNMA or "Fannie Mae") or the Federal Home Loan Mortgage Corporation (FHLMC or "Freddie Mac") or guaranteed by the Government National Mortgage Association (GNMA or "Ginnie Mae"). However, we may invest up to 25% of the Portfolio's assets in privately issued mortgage-related securities (those not issued or guaranteed by the U.S. Government). The mortgage-related securities in which the Portfolio may invest may include collateralized mortgage obligations, stripped mortgage-backed securities and multi-class pass through securities. We may also use derivatives, such as futures, swaps and options, for hedging purposes or to seek to improve the Portfolio's return.

We may also invest in asset-backed securities including collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), automobile loans and credit card receivables. In addition, we may invest up to 20% of investable assets in convertible bonds, convertible preferred stock and non-convertible preferred stock. We may invest up to 20% of the Portfolio's assets in high yield debt obligations ("junk bonds")- that are rated at least B by S&P, Moody's or another major rating service, and unrated debt obligations that we believe are comparable in quality. The Portfolio may continue to hold an obligation even if it is later downgraded or no longer rated. The Portfolio may actively and frequently trade its portfolio securities. The Portfolio will maintain an average duration that normally ranges between two years below and two years above the average duration of the Portfolio's benchmark index.

Principal Risks:

•

Credit Risk – the risk that the issuer becomes unable to repay principal and make interest payments when they are due and the risk that the securities lose value because of a loss of confidence in the ability of the borrower to pay back debt.

•	Interest Rate Risk – the risk that the securities could lose value because of interest rate changes.
•	Debt Market Risk – the risk that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably.
•	Prepayment Risk – the risk that if these securities are prepaid, a Portfolio may have to replace them with lower-yielding securities.
•	Derivatives Risk – the use of derivatives could result in losses to a Portfolio that would not otherwise have occurred.
•	Active Trading Risk – the risk that high portfolio turnover and higher transaction costs adversely affect a Portfolio's performance.
•	Foreign Market Risk – the risks incurred because foreign markets tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.
•	Currency Risk - changes in currency exchange rates may affect the value of foreign securities.
•	Political Developments - political developments may adversely affect the value of a Portfolio's foreign securities.
•	Junk Bond Risk – below-investment grade securities, also known as "junk bonds", have a higher risk of default and tend to be less liquid than higher-rated securities.
•	Leverage Risk – use of leverage as a return-enhancement strategy may be unsuccessful; this could result in losses to a Portfolio that would not otherwise have occurred.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Like any mutual fund, an investment in a Portfolio could lose value, and you could lose money. The following summarizes the principal risks of investing in the Portfolios.

Equity Market Risk. Since these Portfolios invest primarily in common stocks, there is the risk that the price of a particular stock owned by a Portfolio could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. Since some of the Portfolios follow either a growth or value investment style, there is the risk that a particular style may be out of favor for a period of time.

Small Company Risk. Small companies usually offer a smaller range of products and services than larger companies. They also may have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

Investments in Foreign Securities. Investing in foreign securities presents additional risks, as discussed below:

•

Foreign Market Risk. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers.

•

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Portfolio does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Portfolio to lose money and reduce the amount of income available for distribution.

•	Political Developments. Political developments may adversely affect the value of a Portfolio's foreign securities.

•

Derivatives Risk. Certain Portfolios may use derivatives, including futures and options, as a principal investment strategy to improve its returns or as a hedge to protect its assets. Derivatives present additional risks. Using derivatives as a return-enhancement strategy may be unsuccessful. When used for hedging purposes, derivatives may not fully offset the underlying positions. In either case, this could result in losses to a Portfolio that would not otherwise have occurred.

•

Credit Risk. The debt obligations in which the Portfolios invest are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Certain Portfolios may invest in below-investment grade securities- also known as "junk bonds"- which have a higher risk of default and tend to be less liquid than higher-rated securities.

In addition, some of the U.S. Government securities and mortgage-related securities in which the Portfolios may invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the U.S. Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association (GNMA or "Ginnie Mae"). Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Portfolio may invest, are not backed by the full faith and credit of the United States. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA or "Fannie Mae"), each of which has the right to borrow from the U.S. Treasury to meet its obligations.

•

Interest Rate Risk. There is also the risk that the securities could lose value because of interest rate changes. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations and a Portfolio's net asset value (or share price) generally move in opposite directions from interest rates.

Although investments in mutual funds involve risk, investments in money market funds like the U.S. Government Money Market Portfolio are generally less risky than investments in other types of funds. This is because the Portfolio may only invest in high quality securities, limits the average maturity of its portfolio to 90 days or less, and limits its ability to invest in any particular security to those that mature in 13 months or less. For purposes of satisfying the average maturity and maximum maturity requirements, securities with demand features are treated as maturing on the date that the Portfolio can demand repayment of the security. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

•

Debt Market Risk. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

•

Prepayment Risk. Portfolios investing in mortgage-related securities and asset-backed securities are subject to prepayment risk. If these securities are prepaid, a Portfolio may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. Unlike mortgage-related securities, asset-backed securities are usually not collateralized. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

•

Active Trading Risk. Certain Portfolios actively and frequently trade their portfolio securities. High portfolio turnover results in higher transaction costs, which can affect a Portfolio's performance and have adverse tax consequences.

Like any mutual fund, an investment in the Portfolios could lose value and you could lose money. For more detailed information about the risks associated with each Portfolio, see "How the Portfolios Invest—Investment Risks."

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors - including risk - can affect how each Portfolio performs. The following bar charts show each Portfolio's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The following bar charts and Average Annual Total Returns tables demonstrate the risk of investing in the Portfolios by showing how returns can change from year to year and by showing how each Portfolio's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

The Portfolio's annual total returns do not reflect the expense of the TARGET Program fee: if the Program fee were reflected, the annual total returns would be lower than those shown. The Portfolio's average annual total returns take into account the TARGET Program fee of 1.50% for non-Plan accounts. For Plan accounts the TARGET Program fee is 1.00%.

Past performance (before and after taxes) does not mean that a Portfolio will achieve similar results in the future.

Large Cap Growth Portfolio (Class T Shares)1,2

Large Cap Value Portfolio (Class T Shares)1,2

Small Cap Growth Portfolio (Class T Shares)1,2

Small Cap Value Portfolio (Class T Shares)1,2

Int.’l Equity Portfolio (Class T Shares)1,2

Total Return Bond Portfolio (Class T Shares)1,2

Notes to Annual Total Return Chart and Table

1             No performance information is available for the Fund’s Class R shares because the Class R shares have not been previously issued. These returns are for the Class T shares, another share class offered by the Fund. The Class T shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class T and Class R shares have different expenses.

2             These annual returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown.

FEES AND EXPENSES

The following tables show the fees and expenses that you may pay if you buy and hold Class R shares of a Portfolio. For performance information of another class of shares of the same Portfolio, please see the “Evaluating Performance” section of the April 28, 2006 Prospectus for the relevant Portfolio.

Shareholder Fees (paid directly from your investment)
All Portfolios
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None
Redemption fees	None
Exchange fee	None

Annual Fund Operating Expenses (deducted from Portfolio assets)
	Large Cap Growth Portfolio	Large Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Int’l Equity Portfolio	Total Return Bond Portfolio
Management Fees	0.60%	0.60%	0.60%	0.60%	0.70%	0.45%
+Distribution and service (12b-1) fees	0.75	0.75	0.75	0.75	0.75	0.75
+Other expenses	0.16	0.14	0.31	0.19	0.29	0.31
=Total Annual Fund Operating Expenses	1.51	1.49	1.66	1.54	1.74	1.51
Less: - Distribution Fee waiver or expense reimbursement	0.25	0.25	0.25	0.25	0.25	0.25
= Net annual Fund operating expenses	1.26	1.24	1.41	1.29	1.49	1.26

Notes to Fees and Expenses Tables

•             The Distributor of the Portfolios has contractually agreed to August 31, 2007 to reduce its distribution and service (12b-1) fees for each Portfolio’s Class R shares to .50 of 1% of the average daily net assets of the Class R shares of each Portfolio.

•             The expense ratios are based on the financial statements as of December 31, 2005 and are based on the expense ratios of the Class T shares in existence for the fiscal year then ended.

EXAMPLES

This example is intended to help you compare the fees and expenses of the Portfolios’ Class R shares and the cost of investing in the Portfolios’ Class R shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Portfolio’s Class R shares for the time periods indicated and then sell all of your Class R shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for the Class R shares, which is effective in this example for only the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	One Year	Three Years	Five Years	Ten Years
Large Cap Growth Portfolio	$128	$453	$800	$1,780
Large Cap Value Portfolio	$126	$446	$790	$1,758
Small Cap Growth Portfolio	$144	$499	$879	$1,944
Small Cap Value Portfolio	$131	$462	$816	$1,813
International Equity Portfolio	$152	$524	$920	$2,031
Total Return Bond Portfolio	$128	$453	$800	$1,780

Your expenses on the same investment would be the same as disclosed in the table above if you did not sell your Class R shares.

HOW THE TRUST IS MANAGED

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Trust's shares under a Distribution Agreement with the Trust. The Trust also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act of 1940 with respect to each Portfolio’s Class R shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing a Portfolio's Class R shares and provides certain shareholder support services. The Trust pays distribution and other fees to PIMS as compensation for its services for the Class R shares. These fees — known as 12b-1 fees — are shown in the “Fees and Expenses” tables. Because these fees are paid from a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE TRUST

HOW TO BUY SHARES

Class R shares are available only to a limited group of investors. See “Qualifying for Class R shares”. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions regarding how to purchase shares. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their broker-dealer, financial intermediary or financial adviser with any questions regarding how to purchase Class R shares.

Participants in these programs would not have to pay the TARGET Program fee, but may have to pay different fees charged by their broker-dealer, financial intermediary or financial adviser, in addition to their proportionate share of the expenses of the Portfolio(s) in which they invest.

In order to buy Class R shares of a Portfolio, simply follow the steps described below.

Opening an Account

To purchase Class R shares of a Portfolio, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of a Portfolio. You must pay for Class R shares of a Portfolio by check made payable to the broker-dealer, financial intermediary or financial adviser or affiliate that clears securities transactions through such party on a fully disclosed basis. If you already have an account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of a Portfolio, you can pay for the Class R shares of a Portfolio by using free credit cash balances in your account or through the sale of non-TARGET money market fund shares held in your account.

With certain limited exceptions, Class R shares of each Portfolio are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

Qualifying for Class R Shares

Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft Hartley multi-employer pension plans, SEP IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, other defined contribution plans and (ii) IRAs that are held on the books of a Portfolio through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. The availability of Class R shares for group retirement plans or IRAs will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their financial intermediary with any questions regarding availability of Class R shares.

Additional Shareholder Services

As a Class R shareholder of a Portfolio, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Portfolio Distributions and Tax Issues" section of the Trust’s Prospectus dated April 28, 2006, the Portfolios pay out — or distribute — their net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in a Portfolio at net asset value (NAV), without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

Prudential Mutual Fund Services LLC Attn: Account Maintenance P.O. Box 8159 Philadelphia, PA 19176

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Trust and the Portfolios. To reduce expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Trust shareholder in your household would like to receive a copy of the Trust's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your shares of the Trust for cash (in the form of a check) at any time, subject to certain restrictions, by contacting your financial intermediary.

When you sell shares of a Portfolio — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.

Generally, we will pay you for the shares that you sell within seven days after the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

Restrictions on Sales. There are certain times when you may not be able to sell Class R shares of the Portfolios or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission (SEC), this may happen only during unusual market conditions or emergencies when a Portfolio can't determine the value of its assets or sell its holdings. For more information, see the SAI.

Redemption In Kind. If the sales of Portfolio shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Portfolio's net assets, we can then give you securities from the Portfolio's portfolio instead of cash. If you want to sell the securities you received for cash, you would have to pay the costs charged by a broker.

Small Accounts If you make a sale that reduces your account value to less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a) Amended and Restated Declaration of Trust dated May 23, 2000. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(b) Amended and Restated By-Laws dated November 16, 2004. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(c) In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, filed herewith as Exhibit (a)(3) and (b), respectively, defining the rights of Registrant’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.

(d)(1)(i) Management Agreement between Registrant and Prudential Investments LLC (formerly known as Prudential Mutual Fund Management, Inc. and Prudential Investments Fund Management LLC)(PI). Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(ii) Amendment to Management Agreement dated April 1, 1994. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

2(i) Subadvisory Agreement between PI and J.P. Morgan Investment Management, Inc. (J.P. Morgan) with respect to the Large Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 6 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 1, 1996 (File No. 33-50476).

(ii) Subadvisory Agreement between PI and Wellington Management Company (Wellington) with respect to the Mortgage-Backed Securities Portfolio and the U.S. Government Money Market Portfolio. Incorporated by reference to post-effective amendment no. 7 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 11, 1997 (File No. 33-50476).

(iii) Subadvisory Agreement between PI and Pacific Investment Management Company (PIMCO) with respect to the Intermediate-Term Bond Portfolio and the Total Return Bond Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(iv) Subadvisory Agreement between PI and PIMCO with respect to the International Bond Portfolio. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(v) Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management LLC (Hotchkis and Wiley) with respect to the Large Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 8 to Registrant’s registration statement on Form N-1A filed via EDGAR on September 30, 2002 (File No. 33-50476).

(vi) Subadvisory Agreement between PI and EARNEST Partners, LLC (EARNEST Partners) with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(vii) Subadvisory Agreement between PI and RS Investment Management, LP (RS Investments) with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 18 to Registrant’s registration statement on Form N-1A filed via EDGAR on December 23, 2004 (File No. 33-50476).

(viii) Subadvisory Agreement between PI and Transamerica Investment Management LLC with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(ix) Subadvisory Agreement between PI and Goldman Sachs Asset Management with respect to the Small Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(x) Subadvisory Agreement between PI and NJF with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xi) Subadvisory Agreement between PI and LSV Asset Management with respect to the International Equity Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xii) Subadvisory Agreement between PI and Thornburg Investment Management, Inc. with respect to the International Equity Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xiii) Subadvisory Agreement between PI and Lee Munder Investments, Ltd. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xiv) Subadvisory Agreement between PI and Vaughan Nelson Asset Management, L.P. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xv) Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc. with respect to the Small Capitalization Value Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(xvi) Subadvisory Agreement between PI and Marisco Capital Management, LLC with respect to the Large Capitalization Growth Portfolio. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(e)(1) Amended and Restated Distribution Agreement between Registrant and Prudential Investment Management Services LLC (PIMS). Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on June 9, 2006 (File No. 33-50476).

(2) Form of Selected Dealer Agreement. Incorporated by reference to post-effective amendment no. 9 to Registrant’s registration statement on Form N-1A filed via EDGAR on March 2, 1999 (File No. 33-50476).

(f) Not Applicable.

(g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(2) Accounting Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(h) Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC. Incorporated by reference to post-effective amendment no. 15 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2003 (File No. 33-50476).

(i)(1) Opinion of Morris, Nichols, Arsht & Tunnell LLP relating to the Class T shares of the Trust. Incorporated by reference to post-effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 30, 2002 (File No. 33-50476).

(i)(2) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP relating to the Class R shares of the Trust.*

(j) Consent of independent registered public accounting firm.*

(k) Not Applicable.

(l) Not Applicable.

(m) (1) Form of Distribution and Service Plan for Class R Shares. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on June 9, 2006 (File No. 33-50476).

(m)(2) Rule 12b-1 Fee Waiver Class R Shares.*

(n) Form of Rule 18f-3 Plan. Incorporated by reference to post-effective amendment no. 22 to Registrant’s registration statement on Form N-1A filed via EDGAR on June 9, 2006 (File No. 33-50476).

(p)  (1) Amended Code of Ethics of Registrant dated April 6, 2005. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(2) Amended Personal Securities Trading Policy of Prudential dated January 9, 2006. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(3) Code of Ethics of J.P. Morgan. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(4) Code of Ethics of Wellington Management Company. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(5) Code of Ethics of PIMCO. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(6) Code of Ethics of Hotchkis and Wiley. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(7) Code of Ethics of EARNEST Partners. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(8) Code of Ethics of RS Investments. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(9) Code of Ethics of Transamerica Investment Management LLC. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(10) Code of Ethics of Goldman Sachs Asset Management. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(11) Code of Ethics of NFJ. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(12) Code of Ethics of LSV Asset Management. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(13) Code of Ethics of Thornburg Investment Management, Inc. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(14) Code of Ethics of Lee Munder Investments, Ltd. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(15) Code of Ethics of Vaughan Nelson Investment Management, L.P. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(16) Code of Ethics of Mariso Capital Management, LLC. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

(q) Powers of Attorney dated September 7, 2005. Incorporated by reference to post-effective amendment no. 21 to Registrant’s registration statement on Form N-1A filed via EDGAR on April 28, 2006 (File No. 33-50476).

*Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a) to this registration statement) and Article XI of Registrant's By-Laws (Exhibit (b) to this registration statement) a trustee of Registrant, when acting in such capacity shall be liable to Registrant and its shareholders solely for such trustee’s own willful malfeasance, bad faith, gross negligence or reckless disregard of the duties (“disabling conduct”), and Registrant shall indemnify trustees, officers, employees and agents to the fullest extent permitted by law except that no indemnification shall be provided where there has been an adjudication of disabling conduct, or, with respect to any proceeding disposed of without an adjudication, unless there has been a determination that the indemnitee did not engage in disabling conduct by the court or other body before which the proceeding was brought, by a majority of disinterested trustees or by written legal opinion of independent legal counsel.

Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees or other persons from and against any and all claims and demands whatsoever subject to such standards and restrictions, if any, as are set forth in the governing instrument of a statutory trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 8 of the Distribution Agreement (Exhibit (e)(1) to this registration statement), the distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1)(i) to this registration statement) and Section 4 of the Subadvisory Agreements (Exhibits (d)(2)(i) through (xvi) to this registration statement) limit the liability of PI and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 26. Business and Other Connections of the Investment Adviser.

(a)  Prudential Investments LLC (PI).

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(b)  J.P. Morgan

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of J.P. Morgan are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-21011).

(c ) Wellington

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Wellington are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-15908).

(d) PIMCO

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of PIMCO are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-7260).

(e) Hotchkis and Wiley

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Hotchkis and Wiley are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-60512).

(f) EARNEST Partners

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of EARNEST Partners are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-56189).

(g) RS Investments

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of RS Investments are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

(h) Transamerica Investment Management LLC

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Transamerica Investment Management LLC are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-57089).

(i) NFJ

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of NFJ are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-47940).

(j) LSV Asset Management

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of LSV Asset Management are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-47689).

(k) Thornburg Investment Management, Inc.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Thornburg Investment Management, Inc. are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-17853).

(l) Lee Munder Investments, Ltd.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Lee Munder Investments, Ltd. are listed in Schedules A and D of its Form ADV as currently on file with the

Commission, the text of which is hereby incorporated by reference (File No. 801-57397).

(m) Vaughan Nelson Investment Management, L.P.

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Vaughan Nelson Investment Management, L.P. are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-51795).

(n) Marsico Capital Management LLC

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Management and Advisory Arrangements" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Marsico Capital Management LLC are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-54914).

Item 27. Principal Underwriters.

(a)  Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trusts: Separate Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)  The business and other connections of PIMS' sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(c)  Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of PFPC Trust Company, 400 Bellevue Parkway, Wilmington, Delaware 19809, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, Prudential Mutual Fund Services, LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, EARNEST Partners, 75 14th Street, Suite 2300, Atlanta, GA 30309; Hotchkis and Wiley, 725 South Figueroa Street, Suite 3900, Los Angeles, CA 90017-5439; J.P. Morgan, 522 Fifth Avenue, New York, NY 10036; Transamerica, 11111 Santa Monica Blvd. Los Angeles, CA 90025; PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660; NFJ, 2121 San Jacinto, Dallas, TX 75201; RS Investments, 388 Market Street, San Francisco, CA 94111; Lee Munder, 700 Claredon Street, Boston MA, 02116 and Wellington, 75 State Street, Boston, MA 02109; Transamerica Investment Management LLC, 1150 South Olive St, 27th floor, Los Angeles, CA 90015; LSV Asset Management, One North Wacker Drive, Suite 4000, Chicago, IL 60606; Thornburg Investment Management Inc., 119 East Marcy Street, Suite Suite 202, Santa Fe, NM 87501; Vaughan Nelson Investment Management, L.P., 600 Travis, Suite 6300, Houston, TX 77002; Marsico Capital Management LLC, 1200 17th Street, Suite 1600, Denver, CO 80202.

Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a1(f) and Rules 31a-1(b)(4) and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, NJ, 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by PFPC Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

Other than as set forth under the captions "How the Fund is Managed-Manager," "-Investment Subadvisers" and "-Distributor" in the Prospectus and the captions "Management and Advisory Arrangements" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to have been signed on its behalf, in the City of Newark, and State of New Jersey, on the 28th day of August, 2006.

 THE TARGET PORTFOLIO TRUST

 By:  *

 Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Linda W. Bynoe	Trustee
* David E.A. Carson	Trustee
* Robert F. Gunia	Trustee and Vice President
* Robert E. La Blanc	Trustee
* Douglas H. McCorkindale	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President
* Robin B. Smith	Trustee and Chairman
* Stephen G. Stoneburn	Trustee
* Clay T. Whitehead	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ Claudia DiGiacomo Attorney-in-Fact)		August 28, 2006

EXHIBIT INDEX

 EXHIBIT

NO.	DESCRIPTION

(i)(2) Opinion and consent of Morris, Nichols, Arsht & Tunnell relating to the Class R shares of the Trust.

(j) Consent of independent registered public accounting firm.

(m)(2) Rule 12b-1 Fee Waiver Class R Shares.

Exhibit (i)(2)

[Letterhead of Morris, Nichols, Arsht & Tunnell LLP]

August 28, 2006

The Target Portfolio Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

Re:	The Target Portfolio Trust

Ladies and Gentlemen:

We have acted as special Delaware counsel to The Target Portfolio Trust, a Delaware statutory trust (the “Trust”), in connection with certain matters of Delaware law relating to the formation of the Trust and the proposed issuance of Shares of the Trust pursuant to and as described in Post-Effective Amendment No. 24 (“Post-Effective Amendment No. 24”) to Registration Statement No. 33-50476 under the Securities Act of 1933 on Form N-1A of the Trust to be filed with the Securities and Exchange Commission on or about the date hereof (the “Registration Statement”). Capitalized terms used herein and not otherwise herein defined are used as defined in the Governing Instrument (as defined below).

In rendering this opinion, we have examined and relied upon copies of the following documents, each in the form provided to us: the Certificate of Trust of the Trust as filed in the Office of the Secretary of State of the State of Delaware (the “State Office”) on July 30, 1992 (the “Certificate”); Amendment No. 1 to Certificate of Trust of the Trust as filed in the State Office on April 10, 2000; the Agreement and Declaration of Trust of the Trust dated July 29, 1992 (the “Original Governing Instrument”), as amended by the First Amendment to Agreement and Declaration of Trust of the Trust (the “First Amendment”) dated as of October 13, 1992 (as so amended, the “First Amended Governing Instrument”), as amended by Amendment No. 2 to Agreement and Declaration of Trust of the Trust (the “Second Amendment”) dated as of August 25, 1999 (as so amended, the “Second Amended Governing Instrument”), as amended by the April 11, 2003 Resolutions (as defined below) (as so amended, the “Third Amended Governing Instrument”) and as amended by the May 27, 2003 Resolutions (as defined below) (as so amended, the “Governing Instrument”); the By-laws of the Trust (the “By-laws”), as amended by Amendment No. 1 to Bylaws (“Amendment No. 1”) dated February 29, 2000 (as so amended, the “First Amended By-laws”), as amended by the April 11, 2003 Resolutions (as so amended, the “Second Amended By-laws”) and as amended by the May 27, 2003 Resolutions (as so amended, the “Third Amended By-laws”); resolutions prepared for adoption at a meeting of the Trustees of the Trust held on July 30, 1992 relating to the organization of the Trust and the establishment of certain Series of the Trust; resolutions prepared for adoption at a meeting of the Trustees of the Trust held on October 14, 1992 relating to the organization of the Trust; resolutions prepared for adoption at a meeting of the Trustees of the Trust held on January 11, 1994 relating to the establishment of an additional Series of the Trust; resolutions prepared for adoption at a meeting of the Trustees of the Trust held on April 11, 2003 relating to certain amendments to the Second Amended Governing Instrument and the First Amended By-laws (the “April 11, 2003 Resolutions”); resolutions prepared for adoption at a meeting of the Trustees of the Trust held on May 27, 2003 relating to certain amendments to the Third Amended Governing Instrument and the Second Amended By-laws (the “May 27, 2003 Resolutions”); resolutions prepared for adoption at a meeting of the Trustees of the Trust held on June 7, 2006 relating to the establishment and designation of Classes of Shares of certain Series of the Trust (the “New Classes”) and the issuance of Shares thereof (the “Shares”) (the “Issuance Resolutions” and collectively with the Registration Statement, the Governing Instrument, the Third Amended By-laws and all of the foregoing actions by the Trustees of the Trust, the “Operative Documents”); Post-Effective Amendment No. 24; and a certification of good standing of the Trust obtained as of a recent date from the State Office. In such examinations, we have assumed the genuineness of all signatures, the conformity to original documents of all documents submitted to us as copies or drafts of documents to be executed and the legal capacity of natural persons to complete the execution of documents. We have further assumed for the purpose of this opinion: (i) the due adoption, authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced resolutions, instruments, certificates and other documents and of all documents contemplated by the Operative Documents to be executed by investors acquiring Shares; (ii) the payment of consideration for Shares, and the application of such consideration, as provided in the Operative Documents and compliance with the other terms, conditions and restrictions set forth in the Operative Documents in connection with the issuance of Shares (including, without limitation, the taking of all appropriate action by the Trustees and the satisfaction of all conditions precedent to establish and designate Classes and Series of Shares (including, without limitation, the New Classes before the issuance of the Shares) and the rights and preferences attributable thereto as contemplated by the Governing Instrument, the Third Amended Governing Instrument, the Second Amended Governing Instrument, the First Amended Governing Instrument or the Original Governing Instrument, as applicable); (iii) that the amendments to the Second Amended Governing Instrument and the First Amended By-laws as adopted by the Trustees pursuant to the April 11, 2003 Resolutions were duly approved by the requisite vote of the Shareholders; (iv) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance, redemption or transfer of Shares; (v) that no event has occurred subsequent to the filing of the Certificate, or will occur prior to the issuance of the Shares contemplated by the Issuance Resolutions, that would cause a termination or reorganization of the Trust, any Series of the Trust or any Class of Shares thereof under Section 6 of Article III or Section 2 or Section 3 of Article VIII of the Governing Instrument, Section 6 of Article III or Section 2 or Section 3 of Article VIII of the Third Amended Governing Instrument, Section 6 of Article III or Section 2 or Section 3 of Article VIII of the Second Amended Governing Instrument, Section 6 of Article III or Section 2 or Section 3 of Article VIII of the First Amended Governing Instrument or Section 6 of Article III or Section 2 or Section 3 of Article VIII of the Original Governing Instrument, as applicable; (vi) that the Trust became, prior to or within 180 days following the first issuance of beneficial interests therein, a registered investment company under the Investment Company Act of 1940, as amended; (vii) that the activities of the Trust have been and will be conducted in accordance with the terms of the Governing Instrument, the Third Amended Governing Instrument, the Second Amended Governing Instrument, the First Amended Governing Instrument or the Original Governing Instrument, as applicable, and the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq. (the “Delaware Act”); and (viii) that each of the documents examined by us is in full force and effect, expresses the entire understanding of the parties thereto with respect to the subject matter thereof and has not been amended, supplemented or otherwise modified, except as herein referenced. We have not reviewed any documents other than those identified above in connection with this opinion, and we have assumed that there are no other documents that are contrary to or inconsistent with the opinions expressed herein. No opinion is expressed herein with respect to the requirements of, or compliance with, federal or state securities or blue sky laws. Further, we have not participated in the preparation of the Registration Statement or any other offering documentation relating to the Trust, the Shares or the related Series, and we assume no responsibility for their contents. As to any facts material to our opinion, other than those assumed, we have relied without independent investigation on the above-referenced documents and on the accuracy, as of the date hereof, of the matters therein contained.

Based on and subject to the foregoing, and limited in all respects to matters of Delaware law, it is our opinion that:

1.	The Trust is a duly formed and validly existing statutory trust in good standing under the laws of the State of Delaware.
2.

The Shares, when issued to Shareholders in accordance with the terms, conditions, requirements and procedures set forth in the Operative Documents, will be legally issued, fully paid and non-assessable.

3.

Under the Delaware Act and the terms of the Governing Instrument, each Shareholder, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the General Corporation Law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust. Neither the existence nor exercise of the voting rights granted to Shareholders under the Governing Instrument will, of itself, cause a Shareholder to be deemed a trustee of the Trust under the Delaware Act. Notwithstanding the foregoing or the opinion expressed in paragraph 2 above, we note that, pursuant to Section 5 of Article IV of the Governing Instrument, the Trustees have the power to cause each Shareholder, or each Shareholders of any particular Series, to pay certain charges of the Trust’s custodian or transfer, shareholder servicing or similar agent, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder or by reducing Share ownership (or by both means).

We consent to the filing of a copy of this opinion with the Securities and Exchange Commission as an exhibit to a post-effective amendment to the Registration Statement. In giving this consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder. This opinion speaks only as of the date hereof and is based on our understandings and assumptions as to present facts and our review of the above-referenced documents and the application of Delaware law as the same exist on the date hereof, and we undertake no obligation to update or supplement this opinion after the date hereof for the benefit of any person or entity (including any Shareholder) with respect to any facts or circumstances that may hereafter come to our attention or any changes in facts or law that may hereafter occur or take effect. The opinions set forth above are expressed solely for the benefit of the Trust and the Shareholders in connection with the matters contemplated hereby and may not be relied upon for any other purpose or by any other person or entity without our prior written consent.

Sincerely,

MORRIS, NICHOLS, ARSHT & TUNNELL LLP

/s/ Louis G. Hering

Louis G. Hering

520900

Exhibit (j)

Consent of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

The Target Portfolio Trust:

We consent to the incorporation by reference, in this registration statement (No. 033-50476) on Form N-1A, of our report dated February 28, 2006 on the statements of assets and liabilities of The Target Portfolio Trust (comprised of Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage Backed Securities Portfolio and U.S. Government Money Market Portfolio, hereafter collectively referred to as the “Funds”), including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights and our report thereon are included in the Annual Report of the Funds as filed on Form N-CSR.

KPMG LLP

New York, New York

August 23, 2006

Exhibit (m)(2)

NOTICE OF RULE 12B-1 FEE WAIVER

CLASS R SHARES

THIS NOTICE OF RULE 12B-1 FEE WAIVER is signed as of August 18, 2006, by PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (PIMS), the principal underwriter of Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio and Total Return Bond Portfolio, each a series of The Target Trust Portfolio, an open-end management investment company (the Fund).

WHEREAS, PIMS desires to waive a portion of its distribution and shareholder services fees payable on Class R shares of the Fund (Rule 12b-1 fees); and

WHEREAS, PIMS understands and intends that the Fund will rely on this Notice and agreement in preparing a registration statement on Form N-1A and in accruing the Fund’s expenses for purposes of calculating net asset value and for other purposes, and expressly permits the Fund to do so; and

WHEREAS, shareholders of the Fund will benefit from the ongoing contractual waivers by incurring lower Fund operating expenses than they would absent such waivers.

NOW, THEREFORE, PIMS hereby provides notice that it has agreed to limit the distribution and service (12b-1) fees incurred by Class R shares of the Fund to .5 of 1% of the average daily net assets of the Fund.  This contractual waiver shall be effective from the date hereof until August 31, 2007.

IN WITNESS WHEREOF, PIMS has signed this Notice of Rule 12b-1 Fee Waiver as of the day and year first above written.

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
By:	/s/ Robert F. Gunia
Name:	Robert F. Gunia
Title:	President

The Target Portfolio Trust

Gateway Center Three,

100 Mulberry Street

Newark, New Jersey 07102

August 28, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Division of Investment Management
Re:	The Target Portfolio Trust (the “Fund”),
File No. 33-50476 & 811-7064

Dear Sir/Madam:

Please find enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, one copy of Post-Effective Amendment No. 24 to the Registration Statement (the "Amendment") of the above-referenced entity on Form N-1A. The Registrant has designated August 28, 2006 as the date upon which this Amendment shall become effective.

The Fund acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iii) the Fund may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As Vice President & Corporate Counsel, I have reviewed the Amendment and represent that it does not contain disclosures, which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments on this filing should be directed to the undersigned at 973-802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel